Schedule of Investments

The ARK Israel Innovative Technology ETF

October 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.5%

Aerospace & Defense - 4.1%
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)*	141,958	$3,578,615
Elbit Systems Ltd. (Israel)	24,232	3,813,591
RADA Electronic Industries Ltd. (Israel)*	332,058	3,396,953
Total Aerospace & Defense		10,789,159

Biotechnology - 14.4%
BioLine RX Ltd. (Israel)*(a)	1,204,286	3,432,215
Chemomab Therapeutics Ltd. (Israel)*(a)	303,739	3,034,353
Collplant Biotechnologies Ltd. (Israel)*	187,996	4,135,912
Enlivex Therapeutics Ltd. (Israel)*	396,953	3,270,893
Entera Bio Ltd. (Israel)*	785,172	3,344,833
Evogene Ltd. (Israel)*	1,245,731	3,300,979
Gamida Cell Ltd. (Israel)*	853,517	3,405,533
Kamada Ltd. (Israel)*	660,120	3,775,869
Pluristem Therapeutics, Inc.*	1,218,107	3,227,984
UroGen Pharma Ltd.*	211,905	3,644,766
Vascular Biogenics Ltd. (Israel)*	1,511,685	3,582,693
Total Biotechnology		38,156,030

Communications Equipment - 9.2%
AudioCodes Ltd. (Israel)	97,494	3,455,187
BATM Advanced Communications Ltd. (Israel)*	3,072,503	3,493,566
Ceragon Networks Ltd. (Israel)*	1,027,769	3,607,469
Gilat Satellite Networks Ltd. (Israel)	406,892	3,332,446
Ituran Location and Control Ltd. (Israel)	132,512	3,446,637
Radware Ltd. (Israel)*	100,143	3,548,067
Silicom Ltd. (Israel)*	83,985	3,527,370
Total Communications Equipment		24,410,742

Diversified Telecommunication - 1.4%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	2,884,874	3,611,164

Electrical Equipment - 4.2%
Aquarius Engines AM Ltd. (Israel)*	282,466	3,436,706
Augwind Energy Tech Storage Ltd. (Israel)*	226,914	4,524,870
Phinergy Ltd. (Israel)*	1,027,926	3,261,453
Total Electrical Equipment		11,223,029

Electronic Equipment, Instruments & Components - 5.4%
Arad Ltd. (Israel)	246,300	3,667,627
Innoviz Technologies Ltd. (Israel)*	696,061	3,654,320
Nayax Ltd. (Israel)*	997,109	3,548,106
Priortech Ltd. (Israel)*	112,126	3,503,727
Total Electronic Equipment, Instruments & Components		14,373,780

Entertainment - 1.3%
Playtika Holding Corp.*	122,716	3,470,408

Health Care Equipment & Supplies - 5.5%
Check Cap Ltd.*	3,702,275	3,313,166
Icecure Medical Ltd. (Israel)*	528,307	3,933,481
Inmode Ltd.*	41,414	3,923,562
Nano-X Imaging Ltd. (Israel)*	147,607	3,343,298
Total Health Care Equipment & Supplies		14,513,507

Hotels, Restaurants & Leisure - 1.4%
Fattal Holdings 1998 Ltd. (Israel)*	33,982	3,649,117

Household Durables - 1.3%
Electra Consumer Products 1970 Ltd. (Israel)	72,352	3,388,553

Internet & Direct Marketing Retail - 1.2%
Fiverr International Ltd.*	18,251	3,109,058

IT Services - 6.7%
E&M Computing Ltd. (Israel)	542,411	3,599,675
Malam - Team Ltd. (Israel)	105,389	3,546,993
Matrix IT Ltd. (Israel)	133,972	3,633,017
One Software Technologies Ltd. (Israel)	217,305	3,714,516
Wix.com Ltd. (Israel)*	17,743	3,299,488
Total IT Services		17,793,689

Life Sciences Tools & Services - 1.4%
Compugen Ltd. (Israel)*	564,141	3,661,275

Machinery - 2.9%
Kornit Digital Ltd. (Israel)*	23,060	3,857,477
Plasson Industries Ltd. (Israel)	51,077	3,822,280
Total Machinery		7,679,757

Media - 1.7%
Perion Network Ltd. (Israel)*	159,659	4,537,509

Pharmaceuticals - 6.1%
Intercure Ltd. (Israel)*	257	1,759
MediWound Ltd. (Israel)*	947,960	3,336,819
PolyPid Ltd. (Israel)*	462,014	3,284,919
Purple Biotech Ltd. (Israel)*(a)	752,869	3,229,808
Taro Pharmaceutical Industries Ltd.*	55,961	3,109,753
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	346,354	3,027,134
Total Pharmaceuticals		15,990,192

Professional Services - 1.4%
Danel Adir Yeoshua Ltd. (Israel)	17,370	3,666,838

Semiconductors & Semiconductor Equipment - 5.6%
Camtek Ltd. (Israel)*	89,310	3,471,479
Nova Ltd. (Israel)*	34,342	3,730,228
SolarEdge Technologies, Inc.*	11,404	4,044,771
Tower Semiconductor Ltd. (Israel)*	111,956	3,568,038
Total Semiconductors & Semiconductor Equipment		14,814,516

Software - 18.5%
Abra Information Technologies Ltd. (Israel)*	2,782,500	3,665,037
Allot Ltd. (Israel)*	234,147	3,477,083
Check Point Software Technologies Ltd. (Israel)*	28,664	3,428,214
Cognyte Software Ltd. (Israel)*	161,361	3,212,698
CyberArk Software Ltd.*	19,529	3,517,368
Hilan Ltd. (Israel)	63,966	3,537,551
JFrog Ltd. (Israel)*	97,154	3,175,964
Magic Software Enterprises Ltd. (Israel)	167,966	3,564,902
Monday.com Ltd.*	9,482	3,525,692
Nice Ltd. (Israel)*(a)	12,720	3,600,014
Sapiens International Corp. NV (Israel)	103,126	3,602,191
SimilarWeb Ltd. (Israel)*	173,699	3,341,969
Tufin Software Technologies Ltd. (Israel)*	360,991	3,599,080
WalkMe Ltd. (Israel)*	143,388	3,636,320
Total Software		48,884,083

Technology Hardware, Storage & Peripherals - 2.8%
Nano Dimension Ltd. (Israel)*(a)	602,562	3,543,065
Stratasys Ltd.*	119,330	3,763,668
Total Technology Hardware, Storage & Peripherals		7,306,733

Wireless Telecommunication Services - 3.0%
Cellcom Israel Ltd. (Israel)*	1,073,176	4,049,401
Partner Communications Co. Ltd. (Israel)*	783,632	3,954,873
Total Wireless Telecommunication Services		8,004,274
Total Common Stocks
(Cost $285,581,396)		263,033,413
MONEY MARKET FUND–0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (b) (Cost $1,355,588)	1,355,588	1,355,588
Total Investments–100.0%
(Cost $286,936,984)		264,389,001
Liabilities in Excess of Other Assets–(0.0)%(c)		(109,090)
Net Assets–100.0%		$264,279,911

Schedule of Investments (continued)

The ARK Israel Innovative Technology ETF

October 31, 2021 (Unaudited)

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2021.
(c)	Less than 0.05%

Country	Value	% of Net Assets
Israel	$224,383,217	84.9%
United States	40,005,784	15.1
Total Investments	264,389,001	100.0
Liabilities in Excess of Other Assets	(109,090)	(0.0	)(d)
Net Assets	$264,279,911	100.0%

(d)	Less than 0.05%

Schedule of Investments (continued)

The ARK Israel Innovative Technology ETF

October 31, 2021 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2021, based upon the three levels defined above:

The ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$263,033,413	$–	$–	$263,033,413
Money Market Fund	1,355,588	–	–	1,355,588
Total	$264,389,001	$–	$–	$264,389,001

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.